LEASES	12 Months Ended
Jun. 30, 2020
LEASES [Abstract]
LEASES
11.	LEASES

The Group has lease contracts for various buildings in the United States. Leases of buildings generally have lease terms between 1 to 5 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. The Group also has certain leases with lease terms of 12 months or less and leases of equipment with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases. The cost associated with these leases are recognised in the profit or loss statement and such items recorded in the profit or loss statement are presented in exploration and evaluation expenses.

Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used. The incremental borrowing rate applied at June 30, 2020 is 13%.

During 2020, the Group entered into an agreement to sublease one of its office premises in the United States. The Group has assessed that as a result of entering into the sublease, the Group no longer retains the significant risks and rewards associated with the use of the office space and as such has de-recognised the right-of-use asset recorded in relation to this lease, and recognised a corresponding sub-lease receivable at June 30, 2020. The Group has not adjusted the corresponding lease liability recognised under the office lease as it is still responsible for the lease payments to the lessor.

The carrying amounts of right-of-use assets (included under other liabilities) and the movements during the period are in Note 8.

The carrying amounts of lease liabilities (included under interest-bearing loans and borrowings) and the movements during the period are in Note 10.

The following are the amounts recognised in profit or loss in respect of leases:

2020 – Leases under IFRS 16	US$
Depreciation of right-of-use assets	(71,263)
Gain on derecognition of right-of-use assets	15,588
Interest expense on lease liabilities	(49,703)
Interest income on su-lease receivables	4,079
Expense relating to short-term leases and leases of low-value assets	(32,673)
Net amount recognised in profit or loss	(133,972)

2019 – Operating Leases under IAS 17
Lease expense	(92,189)
Net amount recognised in profit or loss	(92,189)

The Group had cash outflows of US$83,232 relating to payments for the principal portion of lease liabilities in 2020 and cash inflows of US$35,795 relating to proceeds from the principal portion of sub-lease receivables in 2020, and cash outflows of $25,060 relating to costs of entering the sub-lease.

The contractual maturities of lease liabilities and sub-lease receivables are provided below.

	Year 1 US$	Year 2 US$	Year 3 US$	Total contractual cash flows US$	Carrying amount US$

Sub-lease receivables	121,035	113,925	-	234,960	223,559
	121,035	113,925	-	234,960	223,559

Lease liabilities	(156,621)	(150,513)	-	(307,134)	(268,425)
	(156,621)	(150,513)	-	(307,134)	(268,425)